Patents and Other Intangibles (Details) - Schedule of Patents and Other Intangibles - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accumulated amortization
Carrying amount	$ 895,996	$ 914,204
Patents [Member]
Accumulated amortization
Carrying amount	643,694	615,103
Software [Member]
Accumulated amortization
Carrying amount	252,302	299,101
Cost [Member]
Cost
Balance of Beginning	1,373,897	991,509
Additions during the period	72,040	382,388
Balance of Ending	1,445,937	1,373,897
Cost [Member] | Patents [Member]
Cost
Balance of Beginning	990,391	899,413
Additions during the period	72,040	90,978
Balance of Ending	1,062,431	990,391
Cost [Member] | Software [Member]
Cost
Balance of Beginning	383,506	92,096
Additions during the period		291,410
Balance of Ending	383,506	383,506
Accumulated amortization [Member]
Accumulated amortization
Balance of Beginning	(459,693)	(296,546)
Charge	(90,248)	(163,147)
Balance of Ending	(549,941)	(459,693)
Accumulated amortization [Member] | Patents [Member]
Accumulated amortization
Balance of Beginning	(375,288)	(296,546)
Charge	(43,449)	(78,742)
Balance of Ending	(418,737)	(375,288)
Accumulated amortization [Member] | Software [Member]
Accumulated amortization
Balance of Beginning	(84,405)
Charge	(46,799)	(84,405)
Balance of Ending	$ (131,204)	$ (84,405)